                MFS/FOREIGN & COLONIAL INTERNATIONAL GROWTH FUND
           MFS/FOREIGN & COLONIAL INTERNATIONAL GROWTH AND INCOME FUND
               MFS/FOREIGN & COLONIAL EMERGING MARKETS EQUITY FUND

                   SUPPLEMENT TO THE OCTOBER 1, 1996 PROSPECTUS AND
                         STATEMENT OF ADDITIONAL INFORMATION


     THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FUNDS' PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI"), DATED OCTOBER 1, 1996, AND CONTAINS A DESCRIPTION OF CLASS I SHARES.

     CLASS I SHARES ARE AVAILABLE FOR PURCHASE ONLY BY CERTAIN INVESTORS AS DESCRIBED UNDER THE CAPTION "ELIGIBLE PURCHASERS" BELOW.

EXPENSE SUMMARY

                                                             CLASS I

                                                       INTERNATIONAL   EMERGING
                                         INTERNATIONAL  GROWTH AND     MARKETS
                                          GROWTH FUND   INCOME FUND  EQUITY FUND
SHAREHOLDER TRANSACTION EXPENSES:
   Maximum Initial Sales Charge Imposed
     on Purchases of Fund Shares (as a
     percentage of offering price).....      None          None          None
   Maximum Contingent Deferred Sales
     Charge (as a percentage of original
     purchase price or redemption proceeds,
     as applicable).....................     None          None          None

                                                       INTERNATIONAL   EMERGING
                                         INTERNATIONAL  GROWTH AND     MARKETS
                                          GROWTH FUND   INCOME FUND  EQUITY FUND

ANNUAL OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS):
     Management Fees....................   0.975%          0.975%       1.25%
     Rule 12b-1 Fees....................    None            None          None
     Other Expenses (after expense
      reimbursement)(1)(2)..............   0.765%          1.045%       0.75%(3)
                                           -----           -----         ----
     Total Operating Expenses (after
       expense reimbursement)...........   1.74%           2.02%        2.00%(3)
 ...............
(1) "Other Expenses" is based on Class A expenses incurred during the period ended May 31, 1996.
(2) Each Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent, and may enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the Fund's expenses). Any such fee reductions are not reflected under "Other Expenses."
(3) MFS has agreed to bear, subject to reimbursement by the Emerging Markets Equity Fund, until December 31, 2005, expenses of Class I shares of the Fund such that the aggregate expenses of the Emerging Markets Equity Fund do not exceed 2.00% of the Fund's average daily net assets attributable to Class I shares on an annualized basis. This arrangement may be terminated or revised by MFS at any time. (See "Other Information" below.) Absent this expense arrangement, estimated "Other Expenses" and "Total Operating Expenses" for the Emerging Markets Equity Fund's Class I shares would be 1.17% and 2.42%, respectively.

                               EXAMPLE OF EXPENSES

     An investor would pay the following dollar amounts of expenses on a $1,000 investment in Class I shares of each Fund, assuming (a) a 5% annual return and
(b) redemption at the end of each of the time periods indicated:

                                                          CLASS I

                                               INTERNATIONAL          EMERGING
                          INTERNATIONAL         GROWTH AND              MARKETS
     PERIOD                GROWTH FUND          INCOME FUND         EQUITY FUND

     1 year...........        $18                   $21                  $20
     3 years..........         55                    63                   63

     The purpose of the expense table above is to assist investors in understanding the various costs and expenses that a shareholder of each Fund will bear directly or indirectly. A more complete description of each Fund's management fee is set forth under the caption "Management of the Funds" in the Prospectus.

THE "EXAMPLE" SET FORTH ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF THE FUNDS; ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

ELIGIBLE PURCHASERS

Class I shares of each Fund are available for purchase only by the following purchasers ("Eligible Purchasers"):

(i) certain retirement plans established for the benefit of employees of Massachusetts Financial Services Company ("MFS"), the Fund's investment adviser, and employees of MFS' affiliates;

(ii) any fund distributed by MFS Fund Distributors, Inc. ("MFD"), the Fund's distributor, if the fund seeks to achieve its investment objective by investing primarily in shares of the Fund and other funds distributed by MFD;

(iii)any retirement plan which (a) purchases shares directly through MFD (rather than through a third party broker or dealer or other financial intermediary); (b) has, at the time of purchase of Class I shares, aggregate assets of at least $100 million; and (c) invests at least $10 million in Class I shares of the Fund either alone or in combination with investments in Class I shares of other MFS funds distributed by MFD (additional investments may be made in any amount); provided that MFD may accept purchases from smaller plans or in smaller amounts if it believes, in its sole discretion, that the plan's aggregate assets will equal or exceed $100 million, or that the plan will make additional investments which will cause its total investment to equal or exceed $10 million, within a reasonable period of time; and

(iv) bank trust departments which initially invest, on behalf of their trust clients, at least $100,000 in Class I shares of the Fund (additional investments may be made in any amount); provided that MFD may accept smaller initial purchases if it believes, in its sole discretion, that the bank trust department will make additional investments, on behalf of its trust clients, which will cause its total investment to equal or exceed $100,000 within a reasonable period of time.

In no event will a Fund, MFS, MFD or any of their affiliates pay any sales commissions or compensation to any third party in connection with the sale of Class I shares; the payment of any such sales commission or compensation would, under the Fund's policies, disqualify the purchaser as an eligible investor of Class I shares.

SHARE CLASSES OFFERED BY THE FUNDS

     Four classes of shares of each Fund currently are offered for sale, Class A shares, Class B shares, Class C shares and Class I shares. Class I shares are available for purchase only by Eligible Purchasers, as defined above, and are described in this Supplement. Class A shares, Class B shares and Class C shares are described in the Funds' Prospectus and are available for purchase by the general public.

     Class A shares are offered at net asset value plus an initial sales charge up to a maximum of 4.75% of the offering price (or a contingent deferred sales charge (a "CDSC") upon redemption of 1.00% during the first year in the case of purchases of $1 million or more and certain purchases by retirement plans), and are subject to an annual distribution fee and service fee up to a maximum of 0.50% per annum. Class B shares are offered at net asset value without an initial sales charge but are subject to a CDSC upon redemption (declining from 4.00% during the first year to 0% after six years) and an annual distribution fee and service fee up to a maximum of 1.00% per annum; Class B shares convert to Class A shares approximately eight years after purchase. Class C shares are offered at net asset value without an initial sales charge but are subject to a CDSC upon redemption of 1.00% during the first year and an annual distribution fee and service fee up to a maximum of 1.00% per annum. Class I shares are offered at net asset value without an initial sales charge or CDSC and are not subject to a distribution or service fee. Class C and Class I shares do not convert to any other class of shares of the Funds.

OTHER INFORMATION

     Eligible Purchasers may purchase Class I shares only directly through MFD. Eligible Purchasers may exchange Class I shares of each Fund for Class I shares of any other MFS Fund available for purchase by such Eligible Purchasers at their net asset value (if available for sale), and may exchange Class I shares of the Fund for shares of the MFS Money Market Fund (if available for sale), and may redeem Class I shares of the Fund at net asset value. Distributions paid by the Fund with respect to Class I shares generally will be greater than those paid with respect to Class A shares, Class B shares and Class C shares because expenses attributable to Class A shares, Class B shares and Class C shares generally will be higher.

     MFS has agreed to bear, subject to reimbursement by the Emerging Markets Equity Fund, until December 31, 2005, expenses of Class I shares of the Fund such that the aggregate expenses of the Emerging Markets Equity Fund do not exceed 2.00% of the Fund's average daily net assets attributable to Class I shares on an annualized basis. This arrangement may be terminated or revised by MFS at any time. Such payments by MFS are subject to reimbursement by the Emerging Markets Equity Fund which will be accomplished by the payment by the Fund of an expense reimbursement fee to MFS computed and paid monthly as a percentage of its average daily net assets for its then current fiscal year, with a limitation that immediately after such payment the aggregate operating expenses of the Fund would not exceed the amounts set forth in the preceding sentence. The expense reimbursement agreement terminates on the earlier of the date on which payments made thereunder by the Emerging Markets Equity Fund equal the prior payment of such reimbursable expenses by MFS or December 31, 2005.

                 THE DATE OF THIS SUPPLEMENT IS JANUARY 1, 1997